Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 878,000	$ 761,666
Pension and OPEB	16,845	46,580
Environmental obligation	12,118	15,271
Regulatory liabilities	156,285	166,939
Other	61,917	64,460
Total deferred income tax assets	1,125,165	1,054,916
Less: valuation allowance	(107,583)	(27,471)	$ (29,824)
Total deferred tax assets	1,017,582	1,027,445
Deferred tax liabilities:
Property, plant and equipment	846,331	782,829
Outside basis differentials	315,581	412,665
Regulatory accounts	303,059	300,072
Other	33,834	30,471
Total deferred tax liabilities	1,498,805	1,526,037
Net deferred tax liabilities	(481,223)	(498,592)
Deferred tax assets	84,416	31,595
Deferred tax liabilities	$ (565,639)	$ (530,187)